Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 828,000
Previously Paid Amount	0.00
Total Fee Amount	114.35
Total Offset Amount	0.00
Net Fee	114.35
Narrative - Max Aggregate Offering Price	$ 828,000
Final Prospectus	true